Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 9,480	$ 41,974
Accounts receivable	143,456	66,186
Inventories	43,634	20,596
Prepaid expenses and deposits	8,233	9,422
Risk management contracts		11,016
Total current assets	204,803	149,194
Non-current assets
Property, plant and equipment	2,425,183	990,094
Deferred income tax asset	154,841	146,156
Total non-current assets	2,580,024	1,136,250
Total assets	2,784,827	1,285,444
Current liabilities
Accounts payable and accrued liabilities	176,256	88,432
Current portion of debt	1,625
Current portion of lease liabilities and other	3,021	3,276
Warrant liability	12,580	4,128
Risk management contracts	49,466
Total current liabilities	242,948	95,836
Non-current liabilities
Risk management contracts	4,773
Debt	602,239
Lease liabilities and other	5,671	2,829
Decommissioning liabilities	29,966	19,922
Total non-current liabilities	642,649	22,751
Total liabilities	885,597	118,587
Shareholders’ equity
Share capital	1,236,056	462,935
Contributed surplus	8,054	8,310
Retained earnings	655,120	695,612
Total shareholders' equity	1,899,230	1,166,857
Total liabilities and shareholders' equity	$ 2,784,827	$ 1,285,444